Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: June 10, 2022

Payment Date	6/15/2022
Collection Period Start	5/1/2022
Collection Period End	5/31/2022
Interest Period Start	5/16/2022
Interest Period End	6/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$410,310,617.74	$35,724,169.46	$374,586,448.28	0.803489	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$1,022,593,617.74	$35,724,169.46	$986,869,448.28

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,025,984,827.73	$990,260,658.27	0.730020
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$1,025,984,827.73	$990,260,658.27
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$410,310,617.74	0.32000%	30/360	$109,416.16
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$1,022,593,617.74			$549,634.91

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,025,984,827.73	$990,260,658.27
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,025,984,827.73	$990,260,658.27
Number of Receivable Outstanding	57,820	56,849
Weight Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	53	52

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,262,637.65
Principal Collections	$35,440,824.94
Liquidation Proceeds	$97,506.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$38,800,968.98
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$38,800,968.98

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$854,987.36	$854,987.36	$—	$—	$37,945,981.62
Interest - Class A-1 Notes	$—	$—	$—	$—	$37,945,981.62
Interest - Class A-2 Notes	$109,416.16	$109,416.16	$—	$—	$37,836,565.46
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$37,537,420.46
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$37,446,082.46
First Allocation of Principal	$—	$—	$—	$—	$37,446,082.46
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$37,431,500.08
Second Allocation of Principal	$5,204,959.47	$5,204,959.47	$—	$—	$32,226,540.61
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,210,376.84
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,646,376.84
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,627,387.24
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,063,387.24
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,063,387.24
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,672,177.25
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,672,177.25
Remaining Funds to Certificates	$1,672,177.25	$1,672,177.25	$—	$—	$—
Total	$38,800,968.98	$38,800,968.98	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,025,984,827.73	$990,260,658.27
Note Balance	$1,022,593,617.74	$986,869,448.28
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	16	$283,344.52
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	13	$97,506.39
Monthly Net Losses (Liquidation Proceeds)			$185,838.13
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.07%
Current Collection Period			0.22%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$613,307.90
Cumulative Net Loss Ratio			0.05%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.16%	77	$1,548,980.90
60-89 Days Delinquent	0.03%	15	$286,185.29
90-119 Days Delinquent	0.00%	2	$43,435.50
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	94	$1,878,601.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		1	$18,014.04
Total Repossessed Inventory		3	$59,307.12

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$329,620.79
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.03%
Preceding Collection Period			0.03%
Current Collection Period			0.03%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.05%	23	0.04%